Prepayments	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Prepayments	NOTE 4 – PREPAYMENTS The prepayments of $8,142 and $23,298 as at March 31, 2016 (unaudited) and December 31, 2015, respectively were made to a third party for consultancy services.